Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 - Related Party Transactions

Two of the Company’s Directors provide consulting, scientific and research and advisory services to the Company pursuant to agreements that provide for annual compensation of $42,000 each. Each agreement provides for an annual service term and can be extended by mutual consent of both parties. The service terms under the agreements expired in September 2015 and November 2015, respectively, and the Company is in the process of negotiating extended agreements with both parties. During each of the years ended December 31, 2015 and 2014, $42,000 was paid to each director by the Company for consulting fees. As of December 31, 2015 and 2014, no amounts were owed to either Director.